PROPERTY AND EQUIPMENT - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,836	$ 6,348
Less accumulated depreciation and amortization	(4,858)	(3,346)
Property and equipment, net	2,978	3,002	3,279
Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Property and equipment, gross	2,412	1,940
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Property and equipment, gross	2,376	1,583
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Property and equipment, gross	1,265	1,171
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,098	1,023
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Property and equipment, gross	673	619
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Property and equipment, gross	$ 12	$ 12